Annual Total Returns - Fidelity Asset Manager 60% [BarChart] - 09.30 Fidelity Asset Manager Funds Retail Combo PRO-10 - Fidelity Asset Manager 60% - Fidelity Asset Manager 60%	Nov. 28, 2020
Bar Chart Table:
Annual Return 2010	14.29%
Annual Return 2011	(2.16%)
Annual Return 2012	12.72%
Annual Return 2013	16.89%
Annual Return 2014	5.76%
Annual Return 2015	(0.55%)
Annual Return 2016	6.76%
Annual Return 2017	16.40%
Annual Return 2018	(6.61%)
Annual Return 2019	20.65%